FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                               /  / (a)
or fiscal year ending:                                            12/31/06 (b)
Is this a transition report:  (Y/N)                               N
Is this an amendment to a previous filing:  (Y/N)                 N

1.A) Registrant Name: American Maturity Life Insurance Company Separate
        Account AMLVA
  B) File Number: 811-07761
  C) Telephone Number: 860-843-7563

2.A) Street:    200 Hopmeadow St
  B) City: Simsbury C) State: CT D) Zip Code: 06089 Zip Ext.: E) Foreign
  Country: Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant? (Y or N) ---N---

4. Is this the last filing on this form by the Registrant? (Y or N) ---N---

5. Is Registrant a small business investment company (SBIC)?(Y or N)  ---N---

6. Is Registrant a unit investment trust (UIT)?(Y or N)  ----Y------


111. A) Depositor Name (if any): American Maturity Life Insurance Company B) File Number: 333-10105 C) City: Simsbury State: CT Zip Code: 06089 Zip
     Ext.: 2999
        Foreign Country:                      Foreign Postal Code:

112. A) Sponsor Name (if any): American Maturity Life Insurance Company B) File
     Number: C) City: Simsbury State: CT Zip Code: 06089 Zip Ext.: 2999
        Foreign Country:                      Foreign Postal Code:

                              PRINCIPAL UNDERWRITER

114. A) Underwriter Name (if any): Hartford Securities Distribution Company, Inc. B) File Number: 8-48097 C) City: Hartford State: CT Zip Code: 06104 Zip Ext.: 2999 Foreign Country: Foreign Postal Code:


                          INDEPENDENT PUBLIC ACCOUNTANT


115. A) Accountant Name: Deloitte & Touche LLP
     B) City: Chicago State: IL Zip Code: 60601 Zip Ext.: 6779 Foreign Country:
        Foreign Postal Code:

115. A) Accountant Name:
     B) City: State: Zip Code: Zip Ext.: Foreign Country: Foreign Postal Code:

116. Family of investment companies information:

   A) Is Registrant part of a family of investment companies? (Y or N) N

   B) If 'Y' (Yes), state the number of registered management investment companies in the family:


       (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

117. a) Is Registrant a separate account of an insurance company (Y or N) Y

   If answer is Yes, are any of the following types of contracts funded by the registrant?:

   b) Variable annuity contracts? (Y/N) Y
   c) Scheduled premium variable life contracts? (Y/N) N
   d) Flexible premium variable life contracts? (Y/N) N
   e) Other types of insurance products registered under the Securities
      Act of 1933? (Y/N)      N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's) $0

121. State the number of series for which a current prospectus was in existence at the end of the period 1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

123. State the total value of the additional units considered in answering item 122 ($000,s omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of the units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of registrant (000,s omitted) $0

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV)in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distribution of realized gains, if any):


                                                                 Number of Series          Total Assets          Total Income
                                                                        Investing      ($000's omitted)         Distributions
                                                                                                             ($000's Omitted)
A.      U.S. Treasury direct issue                                          -----                 -----                 -----
B.      U.S. Government agency                                              -----                 -----                 -----
C.      State and municipal tax-free                                        -----                 -----                 -----
D.      Public utility debt                                                 -----                 -----                 -----
E.      Brokers or dealers debt or debt of brokers'                         -----                 -----                 -----
        or dealers parent
F.      All other corporate interned & long term debt                       -----                 -----                 -----
G.      All other corporate short-term debt                                 -----                 -----                 -----
H.      Equity securities of brokers or                                     -----                 -----                 -----
           dealers or parents of brokers or dealers
I.      Investment company equity securities                                -----                 -----                 -----
J.      All other equity securities                                         -----               $26,006                  $985
K.      Other securities                                                    -----                 -----                 -----
L.      Total assets of all series of registrant                            -----                 -----                 -----


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N)
     ------N-----

131. Total expenses incurred by all series of Registrant during the current reporting period ($000,s omitted) $(246)

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-07761                  811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-
811-                       811-                    811-                    811-                     811-


This report is signed on behalf of the registrant (or depositor or trustee) in the City of Northbrook and State of Illinois on the 21st day of February, 2007.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
         AMERICAN MATURITY LIFE INSURANCE COMPANYSEPARATE ACCOUNT AMLVA

                           By: /s/ MICHAEL J. VELOTTA
                      ------------------------------------
                               Michael J. Velotta
                  Vice President, Secretary and General Counsel

                         Allstate Life Insurance Company
              On Behalf of American Maturity Life Insurance Company